Vessels (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 09, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 21, 2017	Dec. 31, 2019	Jan. 01, 2019
Property, Plant and Equipment [Line Items]
Lease Incentive Receivable, Noncurrent		$ 22,852		$ 22,852			$ 13,000
Operating lease right-of-use asset		61,890		61,890			21,428
Obligation under operating lease		61,890		61,890
Current portion of obligation under operating lease		18,283		18,283			7,534
Non-current portion of obligation under operating lease		43,607		43,607			13,894
Sublease Income		14,935	$ 2,321	24,117	$ 5,440
Loss on Disposition of Property Plant Equipment		(4,688)	(0)	(3,050)	(0)
Property, Plant and Equipment, Gross		3,597,877		3,597,877			$ 3,610,590
Asset Impairment Charges		$ 13,450	$ 0	$ 13,450	$ 0
Eurochampion 2004 [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Net Proceeds, Investing Activities						$ 32,600
Lease Incentive Receivable, Noncurrent						6,500
Euronike [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Net Proceeds, Investing Activities						32,600
Lease Incentive Receivable, Noncurrent						$ 6,500
Eurochampion 2004 and Euronike [Member]
Property, Plant and Equipment [Line Items]
Sale and leaseback terms						five-year
Operating lease right-of-use asset								$ 29,382
Obligation under operating lease								$ 29,382
Sale and leaseback other information				three one-year option periods
Incremental borrowing rate		5.45%		5.45%
Weighted average remaining lease term		2 years 5 months 23 days		2 years 5 months 23 days
Archangel and Alaska [Member]
Property, Plant and Equipment [Line Items]
Sale and leaseback terms	five-year
Operating lease right-of-use asset	$ 47,231
Obligation under operating lease	47,231
Sale and leaseback other information				three one-year option periods
Incremental borrowing rate		4.41%		4.41%
Weighted average remaining lease term		4 years 6 months 10 days		4 years 6 months 10 days
Archangel [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Net Proceeds, Investing Activities	30,535
Lease Incentive Receivable, Noncurrent	5,900
Alaska [Member]
Property, Plant and Equipment [Line Items]
Sale Leaseback Transaction, Net Proceeds, Investing Activities	30,535
Lease Incentive Receivable, Noncurrent	$ 5,900
Silia T Vessel and Didimon Vessel [Member]
Property, Plant and Equipment [Line Items]
Loss on Disposition of Property Plant Equipment				$ 3,050
Izumo Princess [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 22,750		22,750
Asset Impairment Charges				2,750
Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 22,750		22,750
Asset Impairment Charges				$ 10,700